Mortgage Loans (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020 USD ($) EXTENSIONOPTION
Anzio Apartment Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount		$ 44.4
Debt Instrument, Interest Only Period		60 months
Debt Instrument, Interest Amortization Profile		360 months
Debt Instrument, Term		120 months
Debt Instrument, Prepayment Penalty Percentage		1.00%
Debt Instrument, Lockout Period		1 year
Anzio Apartment Mortgage [Member] | London Interbank Offered Rate (LIBOR) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.59%	1.59%
Two Liberty Center Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount		$ 62.0
Debt Instrument, Interest Only Period		60 months
Debt Instrument, Term		60 months
Debt Instrument, Number Of Extension Options | extension_option | EXTENSIONOPTION		2
Debt Instrument Extension Term		1 year
Two Liberty Center Mortgage [Member] | London Interbank Offered Rate (LIBOR) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%	1.50%
Ezlyn Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount		$ 53.0
Debt Instrument, Term		84 months
Debt Instrument, Lockout Period		2 years
Debt Instrument, Interest Rate, Stated Percentage	3.38%	3.38%
Debt Instrument, Period Without Defeasance Penalty		90 days
Ezlyn Mortgage [Member] | London Interbank Offered Rate (LIBOR) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
Lakes Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount		$ 27.9
Debt Instrument, Interest Only Period		60 months
Lakes Mortgage [Member] | London Interbank Offered Rate (LIBOR) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.55%	1.55%
Arbors Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount		$ 46.0
Debt Instrument, Interest Only Period		60 months
Debt Instrument, Interest Amortization Profile		360 months
Debt Instrument, Term		120 months
Debt Instrument, Prepayment Penalty Percentage		1.00%
Debt Instrument, Lockout Period		1 year
Arbors Mortgage [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.24%	2.24%